Schedule of marketable securities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Marketable securities	R$ 4,579,528	R$ 2,077,499
Current portion	(4,568,020)	(2,070,438)
Non-current portion	11,508	7,061
F U N C I N E [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	R$ 11,508	R$ 7,061
[custom:AverageYieldRate]	0.06%	3.34%
Sovereign Fund [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	R$ 9,624	R$ 5,220
F I C Government Bonds [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	2,975,613	1,345,797
F I C C D B [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	40,496	17,370
Financial Bill [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	703,118	292,500
Other [Member]
IfrsStatementLineItems [Line Items]
Marketable securities	R$ 839,169	R$ 409,551
Fundo Soberano [Member]
IfrsStatementLineItems [Line Items]
[custom:AverageYieldRate]	95.13%	87.71%
F I Cs [Member]
IfrsStatementLineItems [Line Items]
[custom:AverageYieldRate]	122.76%	112.72%